As filed with the Securities and Exchange Commission on September 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.8%
	Consumer Discretionary - 8.6%
170,000	Ascena Retail Group, Inc. (a)	$3,245,300
73,200	Bed Bath & Beyond, Inc. (a)	5,597,604
246,600	CarMax, Inc. (a)	12,093,264
810,100	Carnival Corp.	29,998,003
54,900	DIRECTV (a)	3,473,523
883,864	L Brands, Inc.	49,293,095
70,000	Macy's, Inc.	3,383,800
250,000	Mattel, Inc.	10,507,500
150,000	Ross Stores, Inc.	10,120,500
59,900	Sony Corp. - ADR	1,260,296
193,400	TJX Cos., Inc.	10,064,536
225,000	Walt Disney Co. (The)	14,546,250
29,600	Whirlpool Corp.	3,964,624
		157,548,295

	Consumer Staples - 1.8%
50,000	CVS Caremark Corp.	3,074,500
270,000	Kellogg Co.	17,884,800
150,000	PepsiCo, Inc.	12,531,000
		33,490,300

	Energy - 5.1%
333,200	Cameron International Corp. (a)	19,758,760
515,200	Encana Corp.	9,026,304
30,000	EOG Resources, Inc.	4,364,700
65,000	Exxon Mobil Corp.	6,093,750
30,000	National Oilwell Varco, Inc.	2,105,100
100,000	Noble Energy, Inc.	6,249,000
65,000	Range Resources Corp.	5,141,500
132,634	Schlumberger Ltd.	10,787,123
55,000	Southwestern Energy Co. (a)	2,133,450
580,200	Transocean Ltd.	27,362,232
		93,021,919

	Financials - 10.5%
117,000	American Express Co.	8,631,090
3,601,400	Charles Schwab Corp. (The)	79,554,926
130,000	Chubb Corp. (The)	11,245,000
11,000	CME Group, Inc.	813,780
195,000	Comerica, Inc.	8,295,300
884,950	Marsh & McLennan Cos., Inc.	37,052,856
281,600	Mercury General Corp.	12,446,720
200,000	Wells Fargo & Co.	8,700,000
597,500	Willis Group Holdings PLC	25,573,000
		192,312,672

	Health Care - 27.7%
612,800	Abbott Laboratories	22,446,864
476,200	AbbVie, Inc.	21,657,576
75,000	Affymetrix, Inc. (a)	285,000
697,200	Amgen, Inc.	75,499,788
121,600	Biogen Idec, Inc. (a)	26,524,608
117,900	Boston Scientific Corp. (a)	1,287,468
1,100,000	Eli Lilly & Co.	58,421,000
521,735	GlaxoSmithKline PLC - ADR	26,587,616
884,100	Johnson & Johnson	82,663,350
810,000	Medtronic, Inc.	44,744,400
587,250	Novartis AG - ADR	42,052,972
315,000	PerkinElmer, Inc.	10,738,350
367,400	Roche Holding AG - CHF	90,515,101
75,000	Sanofi - ADR	3,861,000
		507,285,093

	Industrials - 10.1%
47,600	Alaska Air Group, Inc. (a)	2,911,692
103,400	Arkansas Best Corp.	2,243,780
53,900	Babcock & Wilcox Co. (The)	1,646,106
260,000	Boeing Co. (The)	27,326,000
140,000	C.H. Robinson Worldwide, Inc.	8,346,800
25,000	Caterpillar, Inc.	2,072,750
33,000	CIRCOR International, Inc.	1,733,160
100,000	CSX Corp.	2,481,000
100,000	Curtiss-Wright Corp.	4,064,000
158,300	European Aeronautic Defence and Space Co. N.V. - EUR	9,452,554
201,900	FedEx Corp.	21,401,400
281,900	Honeywell International, Inc.	23,392,062
141,000	Norfolk Southern Corp.	10,315,560
220,000	PACCAR, Inc.	12,379,400
349,100	Ritchie Bros. Auctioneers, Inc.	6,720,175
45,000	Rockwell Automation, Inc.	4,358,250
2,089,200	Southwest Airlines Co.	28,893,636
181,700	United Parcel Service, Inc. - Class B	15,771,560
		185,509,885

	Information Technology - 20.4%
45,650	Accenture PLC - Class A	3,369,427
180,000	Activision Blizzard, Inc.	3,236,400
447,600	Adobe Systems, Inc. (a)	21,162,528
93,200	Altera Corp.	3,314,192
53,000	Analog Devices, Inc.	2,616,080
1,015,000	Applied Materials, Inc.	16,554,650
525,000	Cisco Systems, Inc.	13,413,750
750,000	Corning, Inc.	11,392,500
300,000	Diebold, Inc.	9,798,000
416,400	Electronic Arts, Inc. (a)	10,876,368
81,500	EMC Corp.	2,131,225
11,500	Google, Inc. - Class A (a)	10,207,400
160,000	Hewlett-Packard Co.	4,108,800
350,000	Intel Corp.	8,155,000
90,300	Intuit, Inc.	5,771,976
433,000	KLA-Tencor Corp.	25,386,790
438,000	L.M. Ericsson Telephone Co. - ADR	5,137,740
4,900	MasterCard, Inc. - Class A	2,991,989
1,561,700	Microsoft Corp.	49,708,911
81,400	NeuStar, Inc. - Class A (a)	4,564,912
125,000	NVIDIA Corp.	1,803,750
50,700	Oracle Corp.	1,640,145
415,300	QUALCOMM, Inc.	26,807,615
743,200	Symantec Corp.	19,828,576
1,595,300	Texas Instruments, Inc.	62,535,760
200,000	Thomson Reuters Corp.	6,806,000
199,000	Visa, Inc. - Class A	35,224,990
100,000	Xilinx, Inc.	4,669,000
24,800	Yahoo!, Inc. (a)	696,632
		373,911,106

	Materials - 5.5%
260,000	Cabot Corp.	10,665,200
225,000	Celanese Corp. - Series A	10,813,500
360,000	Dow Chemical Co. (The)	12,614,400
255,000	E.I. du Pont de Nemours and Co.	14,710,950
65,000	Greif, Inc. - Class A	3,595,800
78,381	Greif, Inc. - Class B	4,487,312
71,900	Monsanto Co.	7,102,282
210,000	Newmont Mining Corp.	6,300,000
136,900	Potash Corp. of Saskatchewan, Inc.	3,970,100
481,200	Schweitzer-Mauduit International, Inc.	26,052,168
		100,311,712

	Utilities - 1.1%
212,000	Exelon Corp.	6,485,080
372,379	Public Service Enterprise Group, Inc.	12,582,686
		19,067,766

	TOTAL COMMON STOCKS
	(Cost $1,146,316,739)	$1,662,458,748

Shares		Value
	SHORT-TERM INVESTMENTS - 9.1%
165,418,541	Dreyfus Treasury Prime Cash Management Fund	$165,418,541
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $165,418,541)	165,418,541
	TOTAL INVESTMENTS
	(Cost $1,311,735,280) - 99.9% ^	1,827,877,289
	Other Assets in Excess of Liabilities - 0.1%	2,469,947
	TOTAL NET ASSETS - 100.0%	$1,830,347,236

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrators.

^ The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:
	Cost of investments	$1,311,735,280
	Gross unrealized appreciation	525,112,493
	Gross unrealized depreciation	(8,970,484)
	Net unrealized appreciation	$516,142,009

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.4%
	Consumer Discretionary - 8.1%
60,100	Ascena Retail Group, Inc. (a)	$1,147,309
154,200	Bed Bath & Beyond, Inc. (a)	11,791,674
907,200	CarMax, Inc. (a)	44,489,088
1,078,746	Carnival Corp.	39,945,964
161,800	DIRECTV (a)	10,237,086
1,400,000	DreamWorks Animation SKG, Inc. - Class A (a)	34,664,000
1,395,898	L Brands, Inc.	77,849,232
416,000	Mattel, Inc.	17,484,480
100,000	Royal Caribbean Cruises Ltd.	3,809,000
250,000	Shutterfly, Inc. (a)	13,397,500
239,400	Sony Corp. - ADR	5,036,976
126,000	TJX Cos., Inc.	6,557,040
		266,409,349

	Energy - 3.0%
130,000	Encana Corp.	2,277,600
105,700	EOG Resources, Inc.	15,378,293
64,300	National Oilwell Varco, Inc.	4,511,931
160,000	Noble Energy, Inc.	9,998,400
23,800	Oceaneering International, Inc.	1,929,942
125,000	Range Resources Corp.	9,887,500
169,800	Schlumberger Ltd.	13,809,834
156,800	Southwestern Energy Co. (a)	6,082,272
747,000	Transocean Ltd.	35,228,520
		99,104,292

	Financials - 5.3%
200,000	Berkshire Hathaway, Inc. - Class B (a)	23,174,000
4,111,200	Charles Schwab Corp. (The)	90,816,408
200,000	Chubb Corp. (The)	17,300,000
75,000	CME Group, Inc.	5,548,500
947,250	Marsh & McLennan Cos., Inc.	39,661,358
		176,500,266

	Health Care - 37.5%
698,018	Abbott Laboratories	25,568,399
1,914,800	Abiomed, Inc. (a)	48,023,184
3,139,700	Accuray, Inc. (a)	19,497,537
564,200	Affymetrix, Inc. (a)	2,143,960
1,316,700	Amgen, Inc.	142,585,443
407,200	Biogen Idec, Inc. (a)	88,822,536
298,200	BioMarin Pharmaceutical, Inc. (a)	19,278,630
611,500	Boston Scientific Corp. (a)	6,677,580
870,100	Cepheid, Inc. (a)	30,340,387
193,700	Charles River Laboratories International, Inc. (a)	8,821,098
450,000	Dendreon Corp. (a)	2,065,500
1,300,000	Eli Lilly & Co.	69,043,000
81,000	GlaxoSmithKline PLC - ADR	4,127,760
463,400	Illumina, Inc. (a)	36,988,588
5,855,100	ImmunoGen, Inc. (a) (b)	111,539,655
519,400	Insulet Corp. (a)	16,563,666
281,500	InterMune, Inc. (a)	4,366,065
576,200	Johnson & Johnson	53,874,700
463,100	Life Technologies Corp. (a)	34,547,260
890,300	Medtronic, Inc.	49,180,172
300,000	Momenta Pharmaceuticals, Inc. (a)	5,178,000
2,676,356	Nektar Therapeutics (a)	30,001,951
560,850	Novartis AG - ADR	40,162,468
204,867	NuVasive, Inc. (a)	4,675,065
433,000	OraSure Technologies, Inc. (a)	1,918,190
55,000	PerkinElmer, Inc.	1,874,950
1,813,302	QIAGEN N.V. (a)	37,898,012
586,500	Roche Holding AG - CHF	144,494,030
4,656,400	Seattle Genetics, Inc. (a)	188,677,328
68,500	Waters Corp. (a)	6,914,390
		1,235,849,504

	Industrials - 7.3%
498,400	AECOM Technology Corp. (a)	16,895,760
98,000	Babcock & Wilcox Co. (The)	2,992,920
421,200	C.H. Robinson Worldwide, Inc.	25,111,944
133,600	Caterpillar, Inc.	11,076,776
10,000	CIRCOR International, Inc.	525,200
215,000	Curtiss-Wright Corp.	8,737,600
950,000	Delta Air Lines, Inc. (a)	20,168,500
296,000	European Aeronautic Defence and Space Co. N.V. - EUR	17,675,021
393,700	Expeditors International of Washington, Inc.	15,873,984
40,900	FedEx Corp.	4,335,400
90,000	IDEX Corp.	5,368,500
125,000	Jacobs Engineering Group, Inc. (a)	7,400,000
1,227,550	JetBlue Airways Corp. (a)	8,028,177
40,000	Pall Corp.	2,798,400
489,000	Ritchie Bros. Auctioneers, Inc.	9,413,250
33,100	Rockwell Automation, Inc.	3,205,735
2,823,200	Southwest Airlines Co.	39,044,856
700,000	United Continental Holdings, Inc. (a)	24,395,000
196,000	United Parcel Service, Inc. - Class B	17,012,800
		240,059,823

	Information Technology - 25.9%
57,850	Accenture PLC - Class A	4,269,909
1,530,900	Adobe Systems, Inc. (a)	72,380,952
790,000	Altera Corp.	28,092,400
276,700	Applied Materials, Inc.	4,512,977
291,517	ASML Holding N.V.	26,207,378
722,450	BlackBerry Ltd. (a)	6,379,234
350,000	Corning, Inc.	5,316,500
671,000	Cree, Inc. (a)	46,902,900
1,816,200	Electronic Arts, Inc. (a)	47,439,144
988,700	EMC Corp.	25,854,505
40,000	F5 Networks, Inc. (a)	3,510,400
3,025,200	Flextronics International Ltd. (a)	26,198,232
658,418	FormFactor, Inc. (a)	4,786,699
84,080	Google, Inc. - Class A (a)	74,629,408
90,000	Hewlett-Packard Co.	2,311,200
250,700	Intel Corp.	5,841,310
105,000	Intuit, Inc.	6,711,600
350,000	Jabil Circuit, Inc.	8,046,500
300,000	KLA-Tencor Corp.	17,589,000
1,247,800	L.M. Ericsson Telephone Co. - ADR	14,636,694
5,500	MasterCard, Inc. - Class A	3,358,355
725,000	Micron Technology, Inc. (a)	9,606,250
1,735,600	Microsoft Corp.	55,244,148
35,128	Motorola Solutions, Inc.	1,926,068
369,811	NetApp, Inc.	15,206,628
195,900	NeuStar, Inc. - Class A (a)	10,986,072
1,700,000	Nuance Communications, Inc. (a)	31,892,000
360,000	NVIDIA Corp.	5,194,800
818,900	QUALCOMM, Inc.	52,859,995
160,000	Rambus, Inc. (a)	1,560,000
431,400	SanDisk Corp.	23,778,768
561,300	Stratasys Ltd. (a)	49,759,245
736,400	Symantec Corp.	19,647,152
1,487,500	Texas Instruments, Inc.	58,310,000
670,000	Trimble Navigation Ltd. (a)	19,121,800
330,000	Visa, Inc. - Class A	58,413,300
120,000	Xilinx, Inc.	5,602,800
		854,084,323

	Materials - 1.3%
317,500	Monsanto Co.	31,362,650
100,000	Praxair, Inc.	12,017,000
		43,379,650

	TOTAL COMMON STOCKS
	(Cost $1,901,132,220)	$2,915,387,207

Shares		Value
	SHORT-TERM INVESTMENTS - 11.6%
382,053,452	Dreyfus Treasury Prime Cash Management Fund	$382,053,452
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $382,053,452)	382,053,452
	TOTAL INVESTMENTS
	(Cost $2,283,185,672) - 100.0% ^	3,297,440,659
	Other Assets in Excess of Liabilities - 0.0%	1,523,031
	TOTAL NET ASSETS - 100.0%	$3,298,963,690

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrators.

^ The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:
	Cost of investments	$2,283,185,672
	Gross unrealized appreciation	1,073,244,388
	Gross unrealized depreciation	(58,989,401)
	Net unrealized appreciation	$1,014,254,987

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.1%
	Consumer Discretionary - 12.4%
282,500	Ascena Retail Group, Inc. (a)	$5,392,925
303,102	Callaway Golf Co.	2,176,273
668,400	CarMax, Inc. (a)	32,778,336
74,700	DIRECTV (a)	4,726,269
4,096,700	DreamWorks Animation SKG, Inc. - Class A (a) (b)	101,434,292
34,300	Panera Bread Co. - Class A (a)	5,729,815
3,615,000	Quiksilver, Inc. (a)	22,846,800
917,001	Royal Caribbean Cruises Ltd.	34,928,568
1,097,300	Shutterfly, Inc. (a)	58,804,307
1,507,000	Sony Corp. - ADR	31,707,280
307,890	Tesla Motors, Inc. (a)	41,343,469
1,122,500	Tribune Co. (a)	70,942,000
2,196,403	Tuesday Morning Corp. (a) (b)	24,643,642
		437,453,976

	Consumer Staples - 1.2%
3,313,405	Boulder Brands, Inc. (a) (b)	42,776,059

	Energy - 3.3%
250,200	Cabot Oil & Gas Corp.	18,970,164
9,000	Cameron International Corp. (a)	533,700
60,000	EOG Resources, Inc.	8,729,400
78,500	National Oilwell Varco, Inc.	5,508,345
119,200	Range Resources Corp.	9,428,720
1,042,214	Rex Energy Corp. (a)	20,000,087
1,450,213	Solazyme, Inc. (a)	16,343,900
757,700	Transocean Ltd.	35,733,132
		115,247,448

	Financials - 3.0%
1,024,200	CME Group, Inc.	75,770,316
605,820	MarketAxess Holdings, Inc.	31,320,894
		107,091,210

	Health Care - 29.0%
2,671,073	Abiomed, Inc. (a) (b)	66,990,511
3,686,600	Accuray, Inc. (a)	22,893,786
688,200	Affymetrix, Inc. (a)	2,615,160
205,200	Biogen Idec, Inc. (a)	44,760,276
592,800	BioMarin Pharmaceutical, Inc. (a)	38,324,520
672,100	Boston Scientific Corp. (a)	7,339,332
1,976,600	Cardica, Inc. (a)	2,332,388
957,600	Cepheid, Inc. (a)	33,391,512
590,100	Charles River Laboratories International, Inc. (a)	26,873,154
690,000	Dendreon Corp. (a)	3,167,100
7,326,390	Dyax Corp. (a) (b)	29,525,352
30,600	Epizyme, Inc. (a)	1,104,660
2,522,223	Fluidigm Corp. (a) (b)	44,794,680
112,000	Illumina, Inc. (a)	8,939,840
3,627,417	ImmunoGen, Inc. (a)	69,102,294
1,014,356	Insulet Corp. (a)	32,347,813
4,210,400	InterMune, Inc. (a) (b)	65,303,304
327,200	KaloBios Pharmaceuticals, Inc. (a)	1,969,744
929,838	Luminex Corp. (a)	18,513,075
838,283	Momenta Pharmaceuticals, Inc. (a)	14,468,765
3,528,800	Nektar Therapeutics (a)	39,557,848
493,433	NuVasive, Inc. (a)	11,260,141
51,067	OncoMed Pharmaceuticals, Inc. (a)	1,030,532
1,607,600	OraSure Technologies, Inc. (a)	7,121,668
1,373,939	Pharmacyclics, Inc. (a)	149,250,993
2,680,266	QIAGEN N.V. (a)	56,017,559
426,300	Roche Holding AG - CHF	105,026,095
2,982,100	Seattle Genetics, Inc. (a)	120,834,692
74,000	XenoPort, Inc. (a)	398,860
		1,025,255,654

	Industrials - 11.4%
393,900	Alaska Air Group, Inc. (a)	24,094,863
472,400	Arkansas Best Corp.	10,251,080
182,500	C.H. Robinson Worldwide, Inc.	10,880,650
313,500	CIRCOR International, Inc.	16,465,020
32,400	Colfax Corp. (a)	1,719,468
3,313,100	Delta Air Lines, Inc. (a)	70,337,113
16,000	Expeditors International of Washington, Inc.	645,120
343,900	Hertz Global Holdings, Inc. (a)	8,807,279
462,700	Jacobs Engineering Group, Inc. (a)	27,391,840
6,170,725	JetBlue Airways Corp. (a)	40,356,541
82,600	Pall Corp.	5,778,696
1,303,100	Polypore International, Inc. (a)	54,717,169
326,600	Ritchie Bros. Auctioneers, Inc.	6,287,050
907,000	Southwest Airlines Co.	12,543,810
337,000	Spirit Airlines, Inc. (a)	11,137,850
1,596,000	United Continental Holdings, Inc. (a)	55,620,600
2,300,000	US Airways Group, Inc. (a)	44,505,000
290,000	Vitran Corp, Inc. (a)	1,421,000
		402,960,149

	Information Technology - 28.9%
35,000	3D Systems Corp. (a)	1,653,050
6,135,787	Active Network, Inc. (a) (b)	52,338,263
1,092,000	Adobe Systems, Inc. (a)	51,629,760
80,000	Akamai Technologies, Inc. (a)	3,776,000
464,200	Altera Corp.	16,506,952
30,000	Applied Materials, Inc.	489,300
405,059	ASML Holding N.V.	36,414,804
754,700	Audience, Inc. (a)	9,509,220
3,133,800	BlackBerry Ltd. (a)	27,671,454
2,828,260	comScore, Inc. (a) (b)	81,906,410
507,200	Cree, Inc. (a)	35,453,280
1,214,000	Electronic Arts, Inc. (a)	31,709,680
813,500	Ellie Mae, Inc. (a)	19,157,925
1,180,000	EMC Corp.	30,857,000
1,011,405	FARO Technologies, Inc. (a) (b)	37,148,906
355,000	FEI Co.	27,494,750
4,660,300	Flextronics International Ltd. (a)	40,358,198
895,100	FormFactor, Inc. (a)	6,507,377
72,090	Google, Inc. - Class A (a)	63,987,084
1,610,600	Guidance Software, Inc. (a) (b)	14,769,202
32,000	Hewlett Packard Co.	821,760
275,000	Intuit, Inc.	17,578,000
500,000	Jabil Circuit, Inc.	11,495,000
696,400	KLA-Tencor Corp.	40,829,932
4,540,000	Micron Technology, Inc. (a)	60,155,000
420,000	Monster Worldwide, Inc. (a)	2,402,400
905,300	NetApp, Inc.	37,225,936
150,798	NeuStar, Inc. - Class A (a)	8,456,752
2,643,000	Nuance Communications, Inc. (a)	49,582,680
287,000	NVIDIA Corp.	4,141,410
71,574	Pactera Technology International Ltd. - ADR (a)	479,546
1,964,092	Peregrine Semiconductor Corp. (a) (b)	21,487,166
735,300	QUALCOMM, Inc.	47,463,615
140,000	Rambus, Inc. (a)	1,365,000
760,800	SanDisk Corp.	41,935,296
200,000	SMART Technologies, Inc. - Class A (a)	386,000
533,700	Stratasys Ltd. (a)	47,312,505
329,900	Symantec Corp.	8,801,732
976,200	Trimble Navigation Ltd. (a)	27,860,748
1,000	VMware, Inc. - Class A (a)	82,190
60,000	Yahoo!, Inc. (a)	1,685,400
		1,020,886,683

	Materials - 0.9%
276,600	Monsanto Co.	27,322,548
94,100	Potash Corp. of Saskatchewan, Inc.	2,728,900
		30,051,448

	TOTAL COMMON STOCKS
	(Cost $2,157,929,200)	$3,181,722,627

Shares		Value
	SHORT-TERM INVESTMENTS - 9.9%
350,838,427	Dreyfus Treasury Prime Cash Management Fund	$350,838,427
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $350,838,427)	350,838,427
	TOTAL INVESTMENTS
	(Cost $2,508,767,627) - 100.0% ^	3,532,561,054
	Other Assets in Excess of Liabilities - 0.0%	345,784
	TOTAL NET ASSETS - 100.0%	$3,532,906,838

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrators.

^ The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:
	Cost of investments	$2,508,767,627
	Gross unrealized appreciation	1,088,661,929
	Gross unrealized depreciation	(64,868,502)
	Net unrealized appreciation	$1,023,793,427

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading.  Securities traded on the National Association of Securities Dealers Authorized Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded.  Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price.  Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”).  To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value.  These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its share NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2013.  There were no significant transfers into or out of Level 1 and Level 2 during the reporting period.  These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$1,662,458,748	$-	$-	$1,662,458,748
Total Equity	$1,662,458,748	$-	$-	$1,662,458,748
Short-Term Investments	$165,418,541	$-	$-	$165,418,541
Total Investments in Securities	$1,827,877,289	$-	$-	$1,827,877,289

PRIMECAP Odyssey Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$2,915,387,207	$-	$-	$2,915,387,207
Total Equity	$2,915,387,207	$-	$-	$2,915,387,207
Short-Term Investments	$382,053,452	$-	$-	$382,053,452
Total Investments in Securities	$3,297,440,659	$-	$-	$3,297,440,659

PRIMECAP Odyssey Aggressive Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$3,181,722,627	$-	$-	$3,181,722,627
Total Equity	$3,181,722,627	$-	$-	$3,181,722,627
Short-Term Investments	$350,838,427	$-	$-	$350,838,427
Total Investments in Securities	$3,532,561,054	$-	$-	$3,532,561,054

1 Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because theFund owns 5% or more of the outstanding voting securities of the company. Transactions during the nine months ended July 31, 2013 in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value as of October 31, 2012	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2013
Conceptus, Inc. (1) (2)	$43,213,835	$-	$71,105,568	$-	$32,704,958	N/A
ImmunoGen, Inc.	64,874,508	-	-	-	-	111,539,655
	$108,088,343	$-	$71,105,568	$-	$32,704,958	$111,539,655

(1) No longer an affiliated as of July 31, 2013.
(2) Included in "Proceeds from Securities Sold" are proceeds received when Conceptus, Inc. was acquired in a cash transaction.

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value as of October 31, 2012	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2013
Abiomed, Inc.	$42,646,159	$6,612,737	$-	$-	$-	$66,990,511
Active Network, Inc. (1)	-	23,794,187	-	-	-	52,338,263
Boulder Brands, Inc.*	39,429,519	-	-	-	-	42,776,059
comScore, Inc. (1)	-	16,463,744	-	-	-	81,906,410
Conceptus, Inc. (2)	31,458,090	-	51,762,250	-	24,676,169	N/A
DreamWorks Animation SKG, Inc. (1)	-	43,690,371	-	-	-	101,434,292
Dyax, Corp.	17,598,300	3,358,701	-	-	-	29,525,352
FARO Technologies, Inc. (1)	-	22,146,227	-	-	-	37,148,906
Fluidigm Corp. (1)	-	29,623,210	-	-	-	44,794,680
Guidance Software, Inc.	17,077,578	1,976,533	-	-	-	14,769,202
InterMune, Inc. (1)	-	27,329,337	-	-	-	65,303,304
Peregrine Semiconductor Corp. (1)	-	19,386,692	-	-	-	21,487,166
Tuesday Morning Corp. (1)	-	23,277,274	-	-	-	24,643,642
	$148,209,646	$217,659,013	$51,762,250	$-	$24,676,169	$583,117,787

* Prior to January 2, 2013, Boulder Brands, Inc. was known as Smart Balance, Inc.
(1) As of October 31, 2012, the company was not an affiliate.
(2) No longer an affiliated as of July 31, 2013.
(3) Included in "Proceeds from Securities Sold" are proceeds received when Conceptus, Inc. was acquired in a cash transaction.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By      /s/ Joel P. Fried
                           Joel P. Fried, Co-Chief Executive Officer

Date   9/23/2013

By      /s/ Theo A. Kolokotrones
  Theo A. Kolokotrones, Co-Chief Executive Officer

Date  9/23/2013

By      /s/ Alfred W. Mordecai
   Alfred W. Mordecai, Co-Chief Executive Officer

Date   9/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Joel P. Fried
                       Joel P. Fried, Co-Chief Executive Officer

Date   9/23/2013

By       /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date   9/23/2013

By       /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date   9/23/2013

By       /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date   9/23/2013